SIGNIFICANT ACCOUNTING POLICIES - Summary of Credit Loss Allowance Activity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Beginning balance			$ 142
Increase (decrease) in credit losses allowance	$ (72)	$ 240	(597)	$ 100
Ending balance	687		687
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Beginning balance	666	454	142	352
Increase (decrease) in credit losses allowance	71	(240)	597	(100)
Write offs	0	7	0	19
Translation effect	(50)	(5)	(52)	(55)
Ending balance	$ 687	$ 216	$ 687	$ 216